CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 3,810	$ 3,971	$ 3,797
Other income		128	105	75
Direct operating costs		(1,274)	(1,263)	(1,273)
Management service costs		(235)	(135)	(94)
Interest expense		(976)	(1,001)	(973)
Share of net income		27	29	28
Foreign exchange and financial instruments gain (loss)		127	(36)	37
Depreciation		(1,367)	(1,271)	(1,151)
Other		(432)	(276)	(206)
Income tax (expense) recovery
Current		(66)	(70)	(32)
Deferred		213	27	375
Total income tax recovery (expense)		147	(43)	343
Net (loss) income		45	(80)	(583)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		382	716	367
Preferred limited partners’ equity		54	44	38
Limited partners’ equity		(184)	(88)	23
Net (loss) income		$ 45	$ (80)	$ (583)
Basic and diluted (loss) earnings per LP Unit (in USD per share)	[1]	$ (0.61)	$ (0.26)	$ 0.07
Non-controlling interest
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 1,835	$ 2,029	$ 1,943
Other income		(127)	25	29
Direct operating costs		(591)	(632)	(647)
Management service costs		(18)	(19)	(10)
Interest expense		(511)	(548)	(501)
Foreign exchange and financial instruments gain (loss)		154	(4)	18
Depreciation		(632)	(641)	(533)
Other		52	(64)	(99)
Income tax (expense) recovery
Current		(44)	(41)	(20)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		382	716	367
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net (loss) income		(180)	(113)	(41)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		180	113	439
Net (loss) income		(180)	(113)	(41)
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net (loss) income		(62)	(50)	(16)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		62	50	41
Net (loss) income		(62)	(50)	(16)
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net (loss) income		133	65	(583)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(133)	(65)	16
Net (loss) income		133	65	(583)
Class A shares of Brookfield Renewable Corporation
Income tax (expense) recovery
Net (loss) income		49		(439)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(49)	0	0
Net (loss) income		49		(439)
Preferred equity
Income tax (expense) recovery
Net (loss) income		(25)	(26)	(26)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		25	26	26
Net (loss) income		$ (25)	$ (26)	$ (26)

[1]	Basic and diluted (loss) earnings per LP unit has been retroactively adjusted to reflect the impact of the three-for-two Unit Split on December 11, 2020. Refer to Note 1(b) – Basis of preparation for further details.